SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Error Corrections on Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (58,622)	$ (13,535)	$ (11,219)
Depreciation/amortization	19,849	19,623	30,933
Shortfall (windfall) tax benefit from option exercise	823	(1,044)	(219)
Deferred taxes	22,428	(6,379)	(7,329)
Receivables	1,368	(4,307)	7,587
Inventory, net	(4,441)	(2,977)	(1,286)
Income tax receivable	2,827	1,896	(4,283)
Accrued expenses	5,134	2,158	(4,262)
Net cash provided by operating activities	12,258	8,434	15,120
Purchase of property and equipment	(13,286)	(8,022)	(6,236)
Net cash used in investing activities	(34,733)	(12,451)	(15,675)
(Shortfall) windfall tax benefit from option exercise		1,044	219
Net cash provided by (used in) financing activities	$ 4,101	41,138	(2,604)
Immaterial Errors
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(13,535)	(11,219)
Depreciation/amortization		19,623	30,933
Shortfall (windfall) tax benefit from option exercise		(1,044)	(219)
Deferred taxes		(6,379)	(7,329)
Receivables		(4,307)	7,587
Inventory, net		(2,977)	(1,286)
Income tax receivable		1,896	(4,283)
Accrued expenses		2,158	(4,262)
Net cash provided by operating activities		8,434	15,120
Purchase of property and equipment		(8,022)	(6,236)
Net cash used in investing activities		(12,451)	(15,675)
(Shortfall) windfall tax benefit from option exercise		1,044	219
Net cash provided by (used in) financing activities		41,138	(2,604)
Immaterial Errors | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(12,864)	(10,634)
Depreciation/amortization		19,357	30,667
Shortfall (windfall) tax benefit from option exercise		(1,189)	(219)
Deferred taxes		(5,545)	(7,191)
Receivables		(4,263)	7,587
Inventory, net		(3,492)	(1,989)
Income tax receivable		1,556	(4,037)
Accrued expenses		1,905	(4,262)
Net cash provided by operating activities		8,464	15,120
Purchase of property and equipment		(8,197)	(6,236)
Net cash used in investing activities		(12,626)	(15,675)
(Shortfall) windfall tax benefit from option exercise		1,189	219
Net cash provided by (used in) financing activities		41,283	(2,604)
Immaterial Errors | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(671)	(585)
Depreciation/amortization		266	266
Shortfall (windfall) tax benefit from option exercise		145	0
Deferred taxes		(834)	(138)
Receivables		(44)	0
Inventory, net		515	703
Income tax receivable		340	(246)
Accrued expenses		253	0
Net cash provided by operating activities		(30)	0
Purchase of property and equipment		175	0
Net cash used in investing activities		175	0
(Shortfall) windfall tax benefit from option exercise		(145)	0
Net cash provided by (used in) financing activities		$ (145)	$ 0